Federal Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,400,000
Orphan Drug Credit	$ 431,238	$ 179,389
Operating loss carryforwards, expiration date	2027
Change in valuation allowance	$ 648,000